SHORT TERM INVESTMENTS - Interest income (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
SHORT TERM INVESTMENTS
Interest income recognized on held-to-maturity investments	¥ 839	¥ 672